Subsequent Events	6 Months Ended
Apr. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 21 – SUBSEQUENT EVENTS

The Company evaluates subsequent events that have occurred after the balance sheet date but before the financial statements are issued. Subsequent to the date the financial statements were available to be issued. There was no subsequent event that would require disclosure to or adjustment to the financial statements.

On July 17, 2023 the Company sold an aggregate of 1,395,151 ordinary shares and/or pre-funded warrants in a registered direct offering for aggregate gross proceeds of $2.3 million.